Consolidated Income Statements $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Profit or loss [abstract]
Net revenues	$ 1,687	$ 8,808	$ 8,665
Gaming tax	(625)	(3,421)	(3,430)
Employee benefit expenses	(1,050)	(1,292)	(1,238)
Depreciation and amortization	(684)	(706)	(655)
Inventories consumed	(23)	(97)	(99)
Other expenses, gains and losses	(544)	(1,017)	(1,089)
Operating (loss)/profit	(1,239)	2,275	2,154
Interest income	11	38	20
Interest expense, net of amounts capitalized	(279)	(280)	(225)
Loss on modification or early retirement of debt	0	0	(81)
(Loss)/profit before income tax	(1,507)	2,033	1,868
Income tax (expense)/benefit	(16)	0	7
(Loss)/profit for the year attributable to equity holders of the Company	$ (1,523)	$ 2,033	$ 1,875
(Loss)/earnings per share for (loss)/profit attributable to equity holders of the Company
Basic | (per share)	$ (0.1882)	$ 0.2514	$ 0.2321
Diluted | (per share)	$ (0.1882)	$ 0.2513	$ 0.2319